UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2018
Date of reporting period: October 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (95.03%)
CONSUMER DISCRETIONARY – (15.43%)
Automobiles & Components – (3.79%)
Adient PLC	3,267,506	$275,646,806
Delphi Automotive PLC	1,628,760	161,866,169
		437,512,975
Consumer Durables & Apparel – (0.70%)
Hunter Douglas N.V. (Netherlands)	994,890	80,554,939
Media – (1.44%)
Liberty Global PLC, LiLAC Class C *	866,411	19,061,042
Liberty Global PLC, Series C *	4,938,956	147,625,395
		166,686,437
Retailing – (9.50%)
Amazon.com, Inc. *	723,626	799,809,345
CarMax, Inc. *	1,881,890	141,329,939
Liberty Expedia Holdings, Inc., Series A *	246,263	11,352,724
Liberty Interactive Corp., Liberty Ventures, Series A *	369,295	21,035,043
Liberty Interactive Corp., QVC Group, Series A *	1,085,188	24,655,472
Liberty TripAdvisor Holdings Inc., Series A *	353,106	3,813,545
Priceline Group Inc. *	49,994	95,586,528
		1,097,582,596
	Total Consumer Discretionary	1,782,336,947
CONSUMER STAPLES – (0.74%)
Food & Staples Retailing – (0.74%)
Costco Wholesale Corp.	532,294	85,741,918
	Total Consumer Staples	85,741,918
ENERGY – (9.65%)
Apache Corp.	9,436,585	390,391,522
Cabot Oil & Gas Corp.	6,418,022	177,779,209
Encana Corp. (Canada)	28,526,190	333,756,423
Occidental Petroleum Corp.	3,299,705	213,061,952
	Total Energy	1,114,989,106
FINANCIALS – (32.17%)
Banks – (11.45%)
JPMorgan Chase & Co.	6,395,494	643,450,651
Wells Fargo & Co.	12,108,622	679,778,039
		1,323,228,690
Diversified Financials – (18.70%)
Capital Markets – (4.02%)
Bank of New York Mellon Corp.	9,034,227	464,810,979
Consumer Finance – (7.74%)
American Express Co.	4,654,261	444,575,011
Capital One Financial Corp.	4,879,909	449,830,012
		894,405,023
Diversified Financial Services – (6.94%)
Berkshire Hathaway Inc., Class A *	2,493	699,211,710
Visa Inc., Class A	927,896	102,050,002
		801,261,712
		2,160,477,714

1

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.02%)
Multi-line Insurance – (0.70%)
Loews Corp.	1,632,279	$80,814,133
Property & Casualty Insurance – (1.32%)
Chubb Ltd.	596,460	89,958,097
Markel Corp. *	58,146	63,047,708
		153,005,805
		233,819,938
	Total Financials	3,717,526,342
HEALTH CARE – (3.46%)
Health Care Equipment & Services – (3.46%)
Aetna Inc.	1,564,780	266,059,543
Express Scripts Holding Co. *	2,179,537	133,583,823
	Total Health Care	399,643,366
INDUSTRIALS – (11.05%)
Capital Goods – (9.47%)
Ferguson PLC (United Kingdom)	1,961,560	137,166,198
Johnson Controls International PLC	6,397,379	264,787,517
Orascom Construction Ltd. (United Arab Emirates)*	2,685,397	20,247,893
Safran S.A. (France)	2,419,220	254,834,201
United Technologies Corp.	3,477,760	416,496,538
		1,093,532,347
Transportation – (1.58%)
FedEx Corp.	808,710	182,614,805
	Total Industrials	1,276,147,152
INFORMATION TECHNOLOGY – (15.45%)
Semiconductors & Semiconductor Equipment – (2.30%)
Texas Instruments Inc.	2,753,990	266,283,293
Software & Services – (13.15%)
Alphabet Inc., Class A *	331,257	342,201,731
Alphabet Inc., Class C *	555,297	564,537,142
ASAC II L.P. *(a)(b)	4,156,451	4,033,421
CommerceHub, Inc., Series A *	61,545	1,374,300
CommerceHub, Inc., Series C *	123,091	2,625,531
Facebook Inc., Class A *	1,721,187	309,916,931
Fang Holdings Ltd., Class A, ADR (China)*	4,507,669	20,464,817
Microsoft Corp.	1,945,408	161,819,037
Oracle Corp.	2,204,183	112,192,915
		1,519,165,825
	Total Information Technology	1,785,449,118
MATERIALS – (7.08%)
Axalta Coating Systems Ltd. *	4,480,006	148,960,200
Ecolab Inc.	599,077	78,275,401
LafargeHolcim Ltd. (Switzerland)	4,770,778	268,970,337
OCI N.V. (Netherlands)*	4,939,476	117,175,040

2

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Praxair, Inc.	1,403,860	$205,132,023
		Total Materials	818,513,001
	TOTAL COMMON STOCK – (Identified cost $5,823,244,396)		10,980,346,950
PREFERRED STOCK – (3.05%)
CONSUMER DISCRETIONARY – (3.05%)
Retailing – (3.05%)
	Didi Chuxing Joint Co., Series A (China)* (a)(b)	5,938,103	302,440,056
	Didi Chuxing Joint Co., Series B (China)* (a)(b)	982,804	50,056,271
		Total Consumer Discretionary	352,496,327
	TOTAL PREFERRED STOCK – (Identified cost $230,313,239)		352,496,327
SHORT-TERM INVESTMENTS – (1.94%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 11/01/17, dated 10/31/17, repurchase value of $39,435,183 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-11/01/47, total market value $40,222,680)	$39,434,000	39,434,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 11/01/17, dated 10/31/17, repurchase value of $27,306,796 (collateralized by: U.S. Government agency mortgage and STRIP in a pooled cash account, 0.00%, 03/28/18-11/01/25, total market value $27,852,120)	27,306,000	27,306,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.06%, 11/01/17, dated 10/31/17, repurchase value of $110,418,251 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.962%-7.00%, 11/01/21-09/01/47, total market value $112,623,300)	110,415,000	110,415,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.07%, 11/01/17, dated 10/31/17, repurchase value of $47,322,406 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.405%-5.00%, 10/01/24-10/01/47, total market value $48,267,420)	47,321,000	47,321,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $224,476,000)		224,476,000
	Total Investments – (100.02%) – (Identified cost $6,278,033,635) – (c)		11,557,319,277
	Liabilities Less Other Assets – (0.02%)		(2,294,656)
	Net Assets – (100.00%)		$11,555,024,621

ADR: American Depositary Receipt

*	Non-income producing security.

3

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $356,529,748 or 3.09% of the Fund's net assets as of October 31, 2017.

(b)	The value of this security was determined using significant unobservable inputs.

(c)	Aggregate cost for federal income tax purposes is $6,322,725,158. At October 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$5,392,007,811
	Unrealized depreciation	(157,413,692)
	Net unrealized appreciation	$5,234,594,119

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

4

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$1,782,336,947	$–	$352,496,327	$2,134,833,274
Consumer Staples	85,741,918	–	–	85,741,918
Energy	1,114,989,106	–	–	1,114,989,106
Financials	3,717,526,342	–	–	3,717,526,342
Health Care	399,643,366	–	–	399,643,366
Industrials	1,276,147,152	–	–	1,276,147,152
Information Technology	1,781,415,697	–	4,033,421	1,785,449,118
Materials	818,513,001	–	–	818,513,001
Short-term securities	–	224,476,000	–	224,476,000
Total Investments	$10,976,313,529	$224,476,000	$356,529,748	$11,557,319,277

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2017:

Investment Securities:
Beginning balance	$356,534,321
Net change in unrealized appreciation (depreciation)	(4,573)
Ending balance	$356,529,748

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2017	$(4,573)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

Investments at Value	Fair Value at October 31, 2017	Valuation Technique	Unobservable Input(s)	Amount(s)	Impact to Valuation from an Increase in Input
Common Stock	$4,033,421	Discounted Cash Flow	Annualized Yield	2.429%	Decrease

Preferred Stock	352,496,327	Market Approach	Transaction Price	$50.9321	Increase
	$356,529,748

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (86.93%)
CONSUMER DISCRETIONARY – (14.03%)
Automobiles & Components – (1.96%)
Adient PLC	10,739	$905,942
Consumer Services – (1.92%)
New Oriental Education & Technology Group, Inc., ADR (China)	10,680	889,003
Media – (1.88%)
Naspers Ltd. - N (South Africa)	3,560	867,418
Retailing – (8.27%)
Amazon.com, Inc. *	2,259	2,496,828
JD.com Inc., Class A, ADR (China)*	21,970	824,314
Priceline Group Inc. *	114	217,963
Vipshop Holdings Ltd., Class A, ADR (China)*	35,890	283,531
		3,822,636
	Total Consumer Discretionary	6,484,999
CONSUMER STAPLES – (0.87%)
Food, Beverage & Tobacco – (0.87%)
Nestle S.A. (Switzerland)	4,765	400,725
	Total Consumer Staples	400,725
ENERGY – (0.14%)
Transocean Ltd. *	6,255	65,678
	Total Energy	65,678
FINANCIALS – (17.89%)
Banks – (4.61%)
JPMorgan Chase & Co.	8,780	883,356
U.S. Bancorp	12,165	661,533
Wells Fargo & Co.	10,410	584,417
		2,129,306
Diversified Financials – (9.52%)
Capital Markets – (2.49%)
Bank of New York Mellon Corp.	22,420	1,153,509
Consumer Finance – (3.42%)
American Express Co.	7,650	730,728
Capital One Financial Corp.	9,200	848,056
		1,578,784
Diversified Financial Services – (3.61%)
Berkshire Hathaway Inc., Class A *	4	1,121,880
Berkshire Hathaway Inc., Class B *	2,915	544,930
		1,666,810
		4,399,103
Insurance – (3.76%)
Multi-line Insurance – (2.76%)
Loews Corp.	25,730	1,273,893
Reinsurance – (1.00%)
Swiss Re AG (Switzerland)	4,940	464,711
		1,738,604
	Total Financials	8,267,013
HEALTH CARE – (2.70%)
Health Care Equipment & Services – (2.70%)
Aetna Inc.	3,710	630,811
Express Scripts Holding Co. *	3,070	188,160

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Quest Diagnostics Inc.	1,870	$175,369
UnitedHealth Group Inc.	1,200	252,264
	Total Health Care	1,246,604
INDUSTRIALS – (8.80%)
Capital Goods – (7.43%)
Eaton Corp. PLC	15,660	1,253,113
Ferguson PLC (United Kingdom)	5,940	415,367
Johnson Controls International PLC	8,196	339,233
Safran S.A. (France)	2,620	275,984
Schneider Electric SE (France)	7,615	669,266
United Technologies Corp.	4,030	482,633
		3,435,596
Commercial & Professional Services – (0.01%)
Novus Holdings Ltd. (South Africa)	1,231	609
Transportation – (1.36%)
FedEx Corp.	2,790	630,010
	Total Industrials	4,066,215
INFORMATION TECHNOLOGY – (31.46%)
Semiconductors & Semiconductor Equipment – (14.41%)
Applied Materials, Inc.	31,130	1,756,666
Intel Corp.	39,166	1,781,661
Lam Research Corp.	3,485	726,866
Texas Instruments Inc.	18,700	1,808,103
Xilinx, Inc.	7,920	583,625
		6,656,921
Software & Services – (16.08%)
Alibaba Group Holding Ltd., ADR (China)*	3,280	606,439
Alphabet Inc., Class C *	470	477,821
Baidu, Inc., Class A, ADR (China)*	1,375	335,418
DXC Technology Co.	11,319	1,035,915
Facebook Inc., Class A *	2,585	465,455
Microsoft Corp.	18,840	1,567,111
Oracle Corp.	28,145	1,432,580
SAP SE, ADR (Germany)	13,240	1,512,008
		7,432,747
Technology Hardware & Equipment – (0.97%)
HP Inc.	20,830	448,887
	Total Information Technology	14,538,555
MATERIALS – (11.04%)
Akzo Nobel N.V. (Netherlands)	5,607	507,744
Axalta Coating Systems Ltd. *	20,310	675,307
DowDuPont Inc.	12,000	867,720
Ecolab Inc.	3,975	519,373
LafargeHolcim Ltd. (Switzerland)	15,763	888,698
PPG Industries, Inc.	5,470	635,833

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Praxair, Inc.	6,905	$1,008,959
		Total Materials	5,103,634
	TOTAL COMMON STOCK – (Identified cost $25,630,019)		40,173,423
SHORT-TERM INVESTMENTS – (13.06%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 11/01/17, dated 10/31/17, repurchase value of $1,061,032 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-11/01/47, total market value $1,082,220)	$1,061,000	1,061,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 11/01/17, dated 10/31/17, repurchase value of $734,021 (collateralized by: U.S. Government agency mortgage and STRIP in a pooled cash account, 0.00%, 03/28/18-11/01/25, total market value $748,680)	734,000	734,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.06%, 11/01/17, dated 10/31/17, repurchase value of $2,970,087 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 12/01/24-10/20/47, total market value $3,029,400)	2,970,000	2,970,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.07%, 11/01/17, dated 10/31/17, repurchase value of $1,273,038 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.405%-4.00%, 10/01/24-08/01/47, total market value $1,298,460)	1,273,000	1,273,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,038,000)		6,038,000
	Total Investments – (99.99%) – (Identified cost $31,668,019) – (a)		46,211,423
	Other Assets Less Liabilities – (0.01%)		2,360
	Net Assets – (100.00%)		$46,213,783

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $31,720,195. At October 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$15,113,416
	Unrealized depreciation		(622,188)
	Net unrealized appreciation		$14,491,228

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$6,484,999	$–	$–	$6,484,999
Consumer Staples	400,725	–	–	400,725
Energy	65,678	–	–	65,678
Financials	8,267,013	–	–	8,267,013
Health Care	1,246,604	–	–	1,246,604
Industrials	4,066,215	–	–	4,066,215
Information Technology	14,538,555	–	–	14,538,555
Materials	5,103,634	–	–	5,103,634
Short-term securities	–	6,038,000	–	6,038,000
Total Investments	$40,173,423	$6,038,000	$–	$46,211,423

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2017.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 29, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 29, 2017